Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Cash
Cash on hand	$ 440		$ 487
Bank deposits	15,647		10,961
Cash	16,087		11,448
Cash equivalents (with maturities of less than three months)
Commercial papers	13,530		14,061
Negotiable certificates of deposit	7,500		2,600
Time deposits	2,657		2,308
Stimulus vouchers	5		3
Cash equivalents	23,692		18,972
Cash and cash equivalents	$ 39,779	$ 1,434	$ 30,420	$ 1,097	$ 34,050	$ 27,645